SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	16,832,154	20,916,462	20,453,493
Number of Share Options, Granted			5,150,946
Number of Share Options, Exercised	(2,967,372)	(2,966,955)	(3,835,596)
Number of Share Options, Forfeited	(82,380)	(1,110,843)	(783,423)
Number of Share Options, Expired	(4,989)	(6,510)	(68,958)
Number of Share Options, Ending Balance	13,777,413	16,832,154	20,916,462
Weighted-Average Exercise Price per Share, Beginning Balance	$ 1.61	$ 1.55	$ 1.22
Number of Share Options, Exercisable	12,162,312
Weighted-Average Exercise Price per Share, Granted			$ 2.52
Weighted-Average Exercise Price per Share, Exercised	$ 1.50	$ 1.22	$ 1.03
Weighted-Average Exercise Price per Share, Forfeited	$ 2.07	$ 1.63	$ 1.52
Weighted-Average Exercise Price per Share, Expired	$ 1.01	$ 1.01	$ 4.40
Weighted-Average Exercise Price per Share, Ending Balance	$ 1.63	$ 1.61	$ 1.55
Weighted-Average Exercise Price per Share, Exercisable	$ 1.52
Weighted-Average Remaining Contractual Term, Outstanding	5 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 4 months 21 days
Aggregate Intrinsic Value, Outstanding	$ 157,718
Aggregate Intrinsic Value, Exercisable	140,502
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	1,901,136	0
Number of Share Options, Granted	1,388,793	1,934,574
Number of Share Options, Exercised	(96,930)
Number of Share Options, Forfeited	(120,834)	(33,438)
Number of Share Options, Expired	(1,830)
Number of Share Options, Ending Balance	3,070,335	1,901,136
Weighted-Average Exercise Price per Share, Beginning Balance	$ 4.70	$ 0
Number of Share Options, Exercisable	522,909
Weighted-Average Exercise Price per Share, Granted	$ 8.42	$ 4.70
Weighted-Average Exercise Price per Share, Exercised	$ 4.70
Weighted-Average Exercise Price per Share, Forfeited	$ 6.00	$ 4.70
Weighted-Average Exercise Price per Share, Expired	$ 4.70
Weighted-Average Exercise Price per Share, Ending Balance	$ 6.33	$ 4.70
Weighted-Average Exercise Price per Share, Exercisable	$ 4.70
Weighted-Average Remaining Contractual Term, Outstanding	8 years 8 months 27 days
Weighted-Average Remaining Contractual Term, Exercisable	8 years 3 months
Aggregate Intrinsic Value, Outstanding	21,560
Aggregate Intrinsic Value, Exercisable	4,380
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	0
Number of Share Options, Granted	120,826,336
Number of Share Options, Forfeited	(4,682,183)
Number of Share Options, Ending Balance	116,144,153
Weighted-Average Exercise Price per Share, Beginning Balance	$ 0
Weighted-Average Exercise Price per Share, Granted	$ 0.19
Weighted-Average Exercise Price per Share, Forfeited	$ 0.19
Weighted-Average Exercise Price per Share, Ending Balance	$ 0.19
Weighted-Average Remaining Contractual Term, Outstanding	9 years 6 months
Aggregate Intrinsic Value, Outstanding	$ 14,031